Quarterly Holdings Report
for
Fidelity® Fund
September 30, 2021
FID-NPRT1-1121
1.808776.117
Common Stocks - 98.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 13.4%
Entertainment - 0.2%
Electronic Arts, Inc.	114,100	16,231
Interactive Media & Services - 13.2%
Alphabet, Inc.:
Class A (a)	219,100	585,768
Class C (a)	38,000	101,282
Facebook, Inc. Class A (a)	799,000	271,173
		958,223
TOTAL COMMUNICATION SERVICES		974,454
CONSUMER DISCRETIONARY - 11.3%
Distributors - 0.5%
LKQ Corp. (a)	266,900	13,430
Pool Corp.	49,200	21,373
		34,803
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	3,900	649
Hotels, Restaurants & Leisure - 0.2%
Airbnb, Inc. Class A	107,900	18,100
Dutch Bros, Inc.	14,700	637
		18,737
Household Durables - 1.1%
D.R. Horton, Inc.	220,000	18,473
Garmin Ltd.	60,087	9,341
Lennar Corp. Class A	72,510	6,793
NVR, Inc. (a)	2,520	12,081
PulteGroup, Inc.	82,000	3,765
Tempur Sealy International, Inc.	583,100	27,062
		77,515
Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc. (a)	94,800	311,422
Coupang, Inc. Class A (a)(b)	377,004	10,500
eBay, Inc.	756,570	52,710
		374,632
Multiline Retail - 0.8%
Dollar General Corp.	292,000	61,945
Specialty Retail - 3.0%
Lowe's Companies, Inc.	319,778	64,870
The Home Depot, Inc.	400,400	131,435
TJX Companies, Inc.	48,000	3,167
Tractor Supply Co.	34,100	6,909
Williams-Sonoma, Inc.	45,818	8,125
		214,506
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	258,700	37,571
TOTAL CONSUMER DISCRETIONARY		820,358
CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	255,600	114,854
Walmart, Inc.	132,900	18,524
		133,378
Household Products - 1.3%
Procter & Gamble Co.	670,000	93,666
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	249,700	74,893
TOTAL CONSUMER STAPLES		301,937
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
PDC Energy, Inc.	400,000	18,956
FINANCIALS - 9.8%
Banks - 1.8%
JPMorgan Chase & Co.	801,000	131,116
Capital Markets - 5.9%
Ameriprise Financial, Inc.	83,000	21,922
BlackRock, Inc. Class A	38,100	31,953
Moody's Corp.	116,600	41,406
Morgan Stanley	849,000	82,616
MSCI, Inc.	218,600	132,983
Nordnet AB	203,200	3,640
Raymond James Financial, Inc.	204,300	18,853
S&P Global, Inc.	219,700	93,348
		426,721
Consumer Finance - 1.9%
Capital One Financial Corp.	499,600	80,920
Discover Financial Services	342,900	42,125
Synchrony Financial	346,800	16,952
		139,997
Insurance - 0.2%
Progressive Corp.	160,000	14,462
TOTAL FINANCIALS		712,296
HEALTH CARE - 12.0%
Biotechnology - 1.6%
Moderna, Inc. (a)	164,500	63,309
Regeneron Pharmaceuticals, Inc. (a)	90,000	54,466
		117,775
Health Care Equipment & Supplies - 4.2%
Danaher Corp.	462,400	140,773
Edwards Lifesciences Corp. (a)	453,000	51,284
IDEXX Laboratories, Inc. (a)	18,710	11,636
Intuitive Surgical, Inc. (a)	53,900	53,585
ResMed, Inc.	122,000	32,153
West Pharmaceutical Services, Inc.	39,000	16,557
		305,988
Health Care Providers & Services - 2.4%
Laboratory Corp. of America Holdings (a)	169,300	47,648
UnitedHealth Group, Inc.	319,100	124,685
		172,333
Health Care Technology - 0.0%
Definitive Healthcare Corp.	12,000	514
Doximity, Inc.	11,800	952
		1,466
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	84,100	13,248
Charles River Laboratories International, Inc. (a)	128,000	52,822
Mettler-Toledo International, Inc. (a)	7,200	9,917
Sartorius Stedim Biotech	5,446	3,043
Thermo Fisher Scientific, Inc.	166,600	95,184
Waters Corp. (a)	37,000	13,220
		187,434
Pharmaceuticals - 1.2%
Merck & Co., Inc.	522,000	39,207
Zoetis, Inc. Class A	237,100	46,031
		85,238
TOTAL HEALTH CARE		870,234
INDUSTRIALS - 4.9%
Airlines - 0.5%
Southwest Airlines Co. (a)	716,471	36,848
Building Products - 1.8%
Builders FirstSource, Inc. (a)	345,000	17,850
Carrier Global Corp.	740,500	38,328
Fortune Brands Home & Security, Inc.	344,700	30,823
Trane Technologies PLC	261,600	45,165
		132,166
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	92,000	12,762
Construction & Engineering - 0.1%
Quanta Services, Inc.	61,000	6,943
Electrical Equipment - 0.2%
AMETEK, Inc.	66,000	8,185
Rockwell Automation, Inc.	24,100	7,086
		15,271
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	89,900	40,107
Machinery - 0.9%
Cummins, Inc.	71,000	15,944
Otis Worldwide Corp.	572,686	47,121
		63,065
Professional Services - 0.1%
Equifax, Inc.	26,600	6,741
Road & Rail - 0.6%
Old Dominion Freight Lines, Inc.	144,400	41,296
TuSimple Holdings, Inc. (a)	71,200	2,644
		43,940
TOTAL INDUSTRIALS		357,843
INFORMATION TECHNOLOGY - 39.4%
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	630,000	46,135
Keysight Technologies, Inc. (a)	94,500	15,525
Zebra Technologies Corp. Class A (a)	25,600	13,195
		74,855
IT Services - 6.5%
Accenture PLC Class A	249,000	79,660
Adyen BV (a)(c)	3,300	9,225
EPAM Systems, Inc. (a)	62,800	35,826
Fidelity National Information Services, Inc.	212,000	25,796
MasterCard, Inc. Class A	289,200	100,549
PayPal Holdings, Inc. (a)	345,100	89,798
Snowflake Computing, Inc.	18,800	5,686
Thoughtworks Holding, Inc.	26,100	749
Visa, Inc. Class A	559,000	124,517
		471,806
Semiconductors & Semiconductor Equipment - 8.1%
ASML Holding NV	94,500	70,413
Broadcom, Inc.	163,700	79,383
KLA Corp.	189,200	63,289
Lam Research Corp.	152,800	86,966
Marvell Technology, Inc.	740,700	44,672
NVIDIA Corp.	754,000	156,199
Qorvo, Inc. (a)	325,200	54,370
Skyworks Solutions, Inc.	83,400	13,743
Texas Instruments, Inc.	80,900	15,550
		584,585
Software - 14.4%
Adobe, Inc. (a)	217,600	125,277
ANSYS, Inc. (a)	21,800	7,422
Cadence Design Systems, Inc. (a)	174,000	26,351
Five9, Inc. (a)	58,300	9,313
Fortinet, Inc. (a)	263,700	77,011
Microsoft Corp.	2,539,600	715,962
Qualtrics International, Inc.	31,100	1,329
ServiceNow, Inc. (a)	100,500	62,538
Synopsys, Inc. (a)	55,700	16,677
		1,041,880
Technology Hardware, Storage & Peripherals - 9.4%
Apple, Inc.	4,810,000	680,615
TOTAL INFORMATION TECHNOLOGY		2,853,741
MATERIALS - 1.3%
Chemicals - 1.3%
LyondellBasell Industries NV Class A	341,000	32,003
Sherwin-Williams Co.	212,700	59,499
		91,502
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Prologis (REIT), Inc.	337,000	42,270
UTILITIES - 1.0%
Electric Utilities - 1.0%
NextEra Energy, Inc.	945,000	74,201
TOTAL COMMON STOCKS (Cost $3,154,588)		7,117,792

Money Market Funds - 2.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (d)	146,232,386	146,262
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	10,483,637	10,485
TOTAL MONEY MARKET FUNDS (Cost $156,745)		156,747

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $3,311,333)	7,274,539
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(27,032)
NET ASSETS - 100.0%	7,247,507

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,225,000 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	122,356	393,445	369,539	16	-	-	146,262	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	7,351	72,304	69,170	64	-	-	10,485	0.0%
Total	129,707	465,749	438,709	80	-	-	156,747

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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